Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Quarterly Financial Information

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

2010	1st	2nd	3rd	4th	Total
Net sales	$2,237,165	$2,354,708	$2,614,823	$2,786,470	$9,993,166
Gross profit	436,220	485,227	552,372	672,280	2,146,099
Net income attributable to common shareholders	73,493	104,546	153,863	222,163	554,065
Diluted earnings per share	.45	.64	.94	1.35	3.40